UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS AT JULY 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 91.9%
Aerospace & Defense: 9.1%
34,982	L3Harris Technologies, Inc. (1)	$7,262,263
28,927	United Technologies Corp.	3,864,647
		11,126,910
Application Software: 1.5%
13,040	Microsoft Corp.	1,776,961

Construction & Engineering: 2.4%
35,410	Jacobs Engineering Group, Inc.	2,921,679

Consumer Finance: 2.4%
26,983	PayPal Holdings, Inc. (1,2)	2,978,923

Diversified Metals & Mining: 4.5%
152,032	Newmont Goldcorp Corp. (1)	5,552,209

Electronic Equipment & Instruments: 4.8%
119,153	FLIR Systems, Inc. (1)	5,917,138

Electronic Manufacturing Services: 2.1%
60,835	Trimble, Inc. (2)	2,570,887

Fertilizers & Agricultural Chemicals: 2.3%
50,756	Nutrien Ltd.	2,781,936

Health Care Equipment: 7.2%
20,848	Abbott Laboratories	1,815,861
52,367	Zimmer Biomet Holdings, Inc. (1)	7,076,353
		8,892,214
Holding Companies: 2.4%
14,346	Berkshire Hathaway, Inc. - Class B (2)	2,947,099

Industrial Machinery: 4.5%
68,066	Xylem, Inc. (1)	5,465,019

Internet & Direct Marketing Research: 6.0%
1,962	Booking Holdings, Inc. (2)	3,701,529
88,415	eBay, Inc.	3,641,814
		7,343,343
Investment Banking & Brokerage: 6.0%
85,824	The Charles Schwab Corp.	3,709,313
75,346	E*TRADE Financial Corp. (1)	3,676,132
		7,385,445
IT Consulting & Services: 4.4%
66,172	Leidos Holdings, Inc.	5,432,721

Leisure Facilities: 2.7%
13,581	Vail Resorts, Inc.	3,347,988

Medical Equipment: 3.4%
14,842	Thermo Fisher Scientific, Inc. (1)		4,121,327

Movies & Entertainment: 5.6%
48,124	The Walt Disney Co.		6,882,213

Regional Banks: 6.7%
136,339	CenterState Bank Corp.		3,315,764
180,017	Seacoast Banking Corporation of Florida (1,2)		4,867,660
			8,183,424
Reinsurance: 0.6%
89,172	Greenlight Capital Re Ltd. - Class A (2)		744,586

Renewable Electricity: 3.7%
94,343	NextEra Energy Partners LP		4,588,844

Specialized Real Estate Investment Trusts: 1.9%
63,402	Potlatch Corp.		2,334,462

Specialty Chemicals: 3.5%
53,967	Ashland Global Holdings, Inc.		4,289,297

Transportation & Logistics: 2.2%
34,362	Kirby Corp. (2)		2,692,606

Utilities: 2.0%
21,340	American Water Works Company, Inc.		2,449,405

TOTAL COMMON STOCKS
(Cost $98,495,027)			112,726,636

Principal
CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
$200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 (1,3)		267,294
TOTAL CONVERTIBLE BONDS
(Cost $234,803)			267,294

Shares		Notional Value
SHORT-TERM INVESTMENTS: 3.3%
Money Market Funds: 3.3%
4,009,154	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.153% (4)		4,009,154
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,009,154)			4,009,154

TOTAL MISCELLANEOUS SECURITIES: 2.6% (5)
(Cost $5,147,010)		$ 111,535,199	3,195,999

TOTAL INVESTMENTS IN SECURITIES: 98.0%
(Cost $107,885,994)			120,199,083
Other Assets in Excess of Liabilities: 2.0%			2,509,995
TOTAL NET ASSETS: 100.0%			$122,709,078

(1)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(2)	Non-income producing security.
(3)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of this security was $267,294 or 0.2% of net assets.

(4)	Annualized seven-day yield as of July 31, 2019.
(5)	Represents previously undisclosed securities which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT AT JULY 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 59.8%(1)
Apparel Retail: 2.0%
13,372	Burlington Stores, Inc.	$2,416,989

Apparel, Accessories & Luxury: 1.1%
29,573	Canada Goose Holdings, Inc.	1,383,721

Application Software: 2.6%
20,391	salesforce.com, Inc.	3,150,410

Asset Management & Custody Banks: 3.4%
9,000	BlackRock, Inc.	4,209,120

Automobile Manufacturers: 2.1%
10,707	Tesla Motors, Inc.	2,586,918

Automotive Retail: 1.5%
20,582	CarMax, Inc.	1,806,276

Consumer Finance: 1.4%
80,715	The Western Union Co.	1,695,015

Data Processing & Outsourced Services: 1.0%
15,206	Square, Inc. - Class A	1,222,714

Diversified Banks: 1.2%
19,902	Citigroup, Inc.	1,416,226

Financial Exchanges & Data: 1.2%
15,592	Nasdaq, Inc.	1,502,601

General Merchandise Stores: 3.1%
44,516	Ollie’s Bargain Outlet Holdings, Inc.	3,770,060

Health Care Equipment: 2.4%
28,160	Hill-Rom Holdings, Inc.	3,002,982

Industrial Machinery: 4.5%
26,121	The Middleby Corp.	3,510,140
13,335	Snap-on, Inc.	2,035,054
		5,545,194
Internet & Direct Marketing Research: 1.5%
13,921	Wayfair, Inc. - Class A	1,825,878

Internet Retail: 1.8%
6,804	Netflix, Inc.	2,197,624

Investment Banking & Brokerage: 5.4%
23,321	Evercore, Inc. - Class A	2,014,235
78,103	Stifel Financial Corp.	4,671,340
		6,685,575
Leisure Facilities: 1.2%
19,467	Planet Fitness, Inc. - Class A	1,531,274

Packaged Foods & Meats: 2.7%
21,214	McCormick & Company, Inc. (2)	3,363,268

Regional Banks: 3.7%
19,394	SVB Financial Group	4,498,826

Restaurants: 3.1%
68,037	Texas Roadhouse, Inc.	3,757,684

Semiconductor Equipment: 1.5%
32,905	Teradyne, Inc.	1,833,796

Semiconductors: 6.7%
8,144	Broadcom, Inc.	2,361,678
19,904	NVIDIA Corp.	3,358,203
20,080	Texas Instruments, Inc.	2,510,201
		8,230,082
Specialized Real Estate Investment Trusts: 1.1%
8,165	Simon Property Group, Inc.	1,324,363

Specialty Chemicals: 1.8%
15,454	International Flavors & Fragrances, Inc.	2,225,222

Specialty Stores: 1.8%
6,258	Ulta Beauty, Inc.	2,185,607

TOTAL COMMON STOCKS
(Proceeds $69,341,784)		73,367,425
TOTAL SECURITIES SOLD SHORT
(Proceeds $69,341,784)		$73,367,425

Percentages are stated as a percent of net assets.
(1)	Non-income producing securities.
(2)	Non-voting shares.

OTTER CREEK LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF OPTIONS WRITTEN at July 31, 2019 (Unaudited)

Contracts (100 shares per contract)			Notional Value	Value
PUT OPTIONS WRITTEN: 0.0% (1,2)
Asset Management & Custody Banks: 0.0%
130		BlackRock, Inc. Expiration: October 2019, Exercise Price: $350.00	$6,079,840	$12,025

Investment Banking & Brokerage: 0.0%
571		Evercore, Inc. - Class A Expiration: September 2019, Exercise Price: $65.00	4,931,727	19,825

Semiconductors: 0.0%
405		Texas Instruments, Inc. Expiration: October 2019, Exercise Price: $90.00	5,062,905	7,695

TOTAL PUT OPTIONS WRITTEN
(Proceeds $97,226)				$39,545

	Percentages are stated as a percent of net assets.
	(1)	Non-income producing securities.
	(2)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at July 31, 2019 (Unaudited)
The Otter Creek Long/Short Opportunity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments, securities sold short and options written as of July 31, 2019. See the Schedule of Investments, Schedule of Securities Sold Short, and Schedule of Options Written for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$112,726,636	$–	$–	$112,726,636
Convertible Bonds	–	267,294	–	267,294
Short-Term Investments	4,009,154	–	–	4,009,154
Miscellaneous Securities	–	3,195,999	–	3,195,999
Total Investments in Securities	$116,735,790	$3,463,293	$–	$120,199,083
Securities Sold Short
Common Stocks	$73,367,425	$–	$–	$73,367,425
Total Securities Sold Short	$73,367,425	$–	$–	$73,367,425
Put Options Written	$–	$39,545	$–	$39,545

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date September 26, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
  Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date September 26, 2019

* Print the name and title of each signing officer under his or her signature.